SCHEDULE OF PROVISION FOR ALLOWANCE FOR CREDIT LOSSES (Details) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Credit Loss [Abstract]
Provision for allowance for expected credit losses, beginning	$ 3,053	$ 3,642	$ 4,240
Provision	1,442	19	41
Written off	(2,594)	(582)	(532)
Reversal		(26)	(107)
Provision for allowance for expected credit losses, ending	$ 1,901	$ 3,053	$ 3,642